Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Mar. 17, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Finance leases		$ 0	$ 0	$ 0
Lease Description	On March 17, 2022, the Company executed a five-year lease extension for its office space, covering the period from June 1, 2022, through May 31, 2027. ●Lease term: 60 months (five years) ●Monthly lease payments: ○Years 1-3: $1,600 per month ○Years 4-5: $1,700 per month ●Total lease obligation: $57,600 for the first three years and $40,800 for the last two years. ●Renewal option: The Company has the option to extend the lease for an additional five years through May 31, 2032. ●Lease classification: The lease is evaluated under FASB ASC 842, Leases, and recorded as a right-of-use (ROU) asset and lease liability based on the present value of lease payments at lease commencement. ●Renewal option assessment: At lease inception, based on historical operations, the Company does not expect to exercise the renewal option and has excluded it from lease liability calculations. The Company recognizes lease expense on a straight-line basis over the lease term.	On July 8, 2025, the Company executed a five-year lease for its office space, covering the period from July 8, 2025 to July 8, 2030. ●Lease term: 60 months (five years) ●Monthly lease payments: ○Months 1-12: $3,626 per month ○Months 13-24: $3,777 per month ○Months 25-60: $4,200 per month ●Total lease obligation: $240,040 (excluding variable monthly operating expenses) ●Occupancy date: August 1, 2025 ●Renewal option: The lease has no renewal options. ●Lease classification: The lease is evaluated under FASB ASC 842, Leases, and recorded as a right-of-use (ROU) asset and lease liability based on the present value of lease payments ($196,049) at lease commencement. ●Lease incentives/allowances – none ●Guarantee – The lease is guaranteed by the Company’s Chief Executive Officer. The guarantee is unconditional and continuing, and covers the full performance of the lease obligations, including payment of rent and fulfillment of all tenant responsibilities. The Company recognizes lease expense on a straight-line basis over the lease term.
Lease Term - Commencement Date	Jun. 01, 2022
Lease Term - Expiration Date	May 31, 2027
Lease Term Duration	5 years
Total Lease Obligation		$ 232,784	$ 48,800
Option to Extend Operating Lease	Renewal option: The Company has the option to extend the lease for an additional five years through May 31, 2032.
First Three Years [Member]
Lessee, Lease, Description [Line Items]
Total Lease Obligation	$ 57,600
Last Two Years [Member]
Lessee, Lease, Description [Line Items]
Total Lease Obligation	$ 40,800